FMC Excelsior Focus Equity ETF

FMCX

a series of Northern Lights Fund Trust IV

Supplement dated June 14, 2024

To the Prospectus, Statement of Additional Information (“SAI”) and Summary Prospectus of FMC Excelsior Focus Equity ETF (the “Fund”) dated June 28, 2023, as supplemented

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Effective June 28, 2024, FMC Excelsior Focus Equity ETF’s name will change to “FM Focus Equity ETF.” Accordingly, all references to “FMC Excelsior Focus Equity ETF” in the Prospectus, SAI and Summary Prospectus are replaced with “FM Focus Equity ETF.”

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You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus and SAI dated June 28, 2023, as supplemented, which provide information that you should know about the Fund before investing. The Fund’s Prospectus, Summary Prospectus and SAI have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents may be obtained without charge by visiting www.firstmanhattan.com or by calling 1.888.530.2448.